Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.44 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.70%
Innovator U.S. Equity Power Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
Innovator U.S. Equity Power Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $618.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator U.S. Equity Power Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $462.59 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)